Fair value measurement - Summary of Fair Value Measurement Quantitative Sensitivity Analysis (Detail) - Contingent consideration [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Range (weighted average)		5.50%
Omnigon Group [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Valuation technique		DCF method
Significant unobservable inputs		Discount rate
Range (weighted average)		5.50%
Sensitivity of the fair input value to input		2018: 5% increase (decrease) in the discount rate would result in an increase (decrease) in fair value by €2
Percentage of reasonably possible increase in unobservable input, liabilities		5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities		€ 2
Gsport [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Valuation technique		DCF method
Significant unobservable inputs		Discount rate
Range (weighted average)		12.00%
Sensitivity of the fair input value to input		2018: 5% increase (decrease) in the discount rate would result in an increase (decrease) in fair value by €18
Percentage of reasonably possible increase in unobservable input, liabilities		5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities		€ 18
hundert24 GmbH [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Valuation technique	DCF method
Significant unobservable inputs	Discount rate
Range (weighted average)	12.00%
Sensitivity of the fair input value to input	2019: 1% increase in the discount rate would result in a decrease in fair value by €42; 1% decrease in the discount rate would result in an increase in fair value by €43
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	€ 42
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	€ 43
Youthstream [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Valuation technique	DCF method
Significant unobservable inputs	Discount rate
Range (weighted average)	5.00%
Sensitivity of the fair input value to input	2019: 1% increase in the discount rate would result in a decrease in fair value by €494; 1% decrease in the discount rate would result in an increase in fair value by €511
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	€ 494
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	€ 511